American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Short-Term Tax-Exempt Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Limited Term Tax-Exempt Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.08	0.16	0.14	0.04
Total annual fund operating expenses	0.56	1.26	0.51	0.59	0.32	0.22
[1]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$306	$228	$301	$60	$33	$23		1 year	$128
3 years	425	400	409	189	103	71		3 years	400
5 years	555	692	528	329	180	124		5 years	692
10 years	934	1,329	874	738	406	280		10 years	1,329

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.10	0.10	0.10	0.17	0.16	0.06
Total annual fund operating expenses	0.64	1.34	0.59	0.66	0.40	0.30
[1]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$438	$236	$309	$67	$41	$31		1 year	$136
3 years	572	425	434	211	128	97		3 years	425
5 years	718	734	571	368	224	169		5 years	734
10 years	1,143	1,420	969	822	505	381		10 years	1,420

The Tax-Exempt Fund of California

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.06	0.06	0.08	0.16	0.14	0.04
Total annual fund operating expenses	0.54	1.29	0.56	0.64	0.37	0.27
[1]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$428	$231	$306	$65	$38	$28		1 year	$131
3 years	542	409	425	205	119	87		3 years	409
5 years	665	708	555	357	208	152		5 years	708
10 years	1,027	1,349	934	798	468	343		10 years	1,349

American Funds Tax-Exempt Fund of New York

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[3]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.13	0.13	0.14	0.19	0.21	0.11
Total annual fund operating expenses	0.62	1.37	0.63	0.68	0.45	0.35
Expense reimbursement[2]	0.05	0.05	0.05	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.57	1.32	0.58	0.63	0.40	0.30
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[3]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$431	234	$308	$64	$41	$31		1 year	$134
3 years	561	429	442	213	139	107		3 years	429
5 years	703	745	588	374	247	191		5 years	745
10 years	1,116	1,436	1,012	842	562	438		10 years	1,436

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	T	F-1	F-2	F-3
Management fees[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.15	0.25	0.25	none	none
Other expenses	0.09	0.09	0.17	0.12	0.05
Total annual fund operating expenses	0.44	0.54	0.62	0.32	0.25
Expense reimbursement[2]	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.43	0.53	0.61	0.31	0.24
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	T	F-1	F-2	F-3
1 year	$293	$303	$62	$32	$25
3 years	387	418	198	102	79
5 years	489	543	345	179	140
10 years	790	909	773	405	317

Keep this supplement with your prospectus.

Lit. No. MFGEBS-516 -0522P Printed in USA CGD/TM/10039-S88305

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for Limited Term Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Limited Term Tax-Exempt Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees*	0.18%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.22

*	Restated to reflect current fees.

Share class	1 year	3 years	5 years	10 years
R-6	$23	$71	$124	$280

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees*	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06
Total annual fund operating expenses	0.30

*	Restated to reflect current fees.

Share class	1 year	3 years	5 years	10 years
R-6	$31	$97	$169	$381

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees[1]	0.20%
Distribution and/or service (12b-1) fees	none
Other expenses	0.05
Total annual fund operating expenses	0.25
Expense reimbursement[2]	0.01
Total annual fund operating expenses after expense reimbursement	0.24

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$25	$79	$140	$317

Keep this supplement with your prospectus.

Lit. No. MFGEBS-520-0522O CGD/10039-S88350

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Statement of Additional
Information Supplement

May 1, 2022

(for statement of additional information dated October 1, 2021)

1. The table under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows:

Rate	Net asset level
	In excess of	Up to
0.204%	$ 0	$15,000,000,000
0.175	15,000,000,000

2. The net asset level table under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for each of the funds listed below is amended to read as follows:

Limited-Term Tax-Exempt Bond Fund of America

Rate	Net asset level
	In excess of	Up to
0.143%	$ 0	$15,000,000,000
0.120	15,000,000,000

American High-Income Municipal Bond Fund

Rate	Net asset level
	In excess of	Up to
0.151%	$ 0	$15,000,000,000
0.130	15,000,000,000

The Tax-Exempt Fund of California

Rate	Net asset level
	In excess of	Up to
0.157%	$ 0	$15,000,000,000
0.130	15,000,000,000

American Funds Tax-Exempt Fund of New York

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.157%	$ 0	$15,000,000,000
0.130	15,000,000,000

3. Under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for American Funds Short-Term Tax-Exempt Bond Fund, the following paragraph is added:

Fee waiver - The investment adviser is currently reimbursing a portion of the expenses for each share class of STEX. These reimbursements will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time.

4. Under the heading “Investment Advisory and Service Agreement” in the “Management of the fund” section of the statement of additional information for American Funds Tax-Exempt Fund of New York, the following paragraph is amended as follows:

Fee waiver - The investment adviser is currently reimbursing a portion of the expenses for each share class of TEFNY. These reimbursements will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended July 31, 2021, 2020 and 2019, the total expenses reimbursed by the investment adviser were $161,000, $121,000 and $7,000, respectively.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-519 -0522P Printed in USA CGD/TM/10149-S88349